Debt (AerFunding revolving credit facility and credit agreement) (Details) - AerFunding Revolving Credit Facility - USD ($)		12 Months Ended
	Dec. 11, 2017	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			$ 2,500,000,000.0
Revolving Period
Debt Instrument [Line Items]
Debt instrument term	3 years
Term Out Period
Debt Instrument [Line Items]
Debt instrument term	2 years
Borrowing period
Debt Instrument [Line Items]
Spread over reference rate		2.00%
Period from December 2020 to December 2021
Debt Instrument [Line Items]
Spread over reference rate		2.75%
Period from December 2021 to December 2022
Debt Instrument [Line Items]
Spread over reference rate		3.50%
Charitable Trust
Debt Instrument [Line Items]
Ownership percentage		95.00%
AerCap Ireland
Debt Instrument [Line Items]
Ownership percentage		5.00%